Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)

Amount
December 31, 2023	$596,321
December 31, 2024	496,107
December 31, 2025	305,174
December 31, 2026	238,269
Thereafter	307,729
Total minimum lease revenue, net of address commissions	$1,943,600